Supplemental Cash Flow Information (Details) - Schedule of non-cash investing activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Non Cash Investing Activities Abstract
Satellite, property and other equipment	$ 3,187	$ 10,406	$ 2,963
C-band clearing proceeds		$ (64,289)